Leases - Future Minimum Rental Payments (Details) $ in Millions	Jun. 30, 2019 USD ($)
Leases [Abstract]
June 28, 2020	$ 3.2
June 27, 2021	2.2
June 26, 2022	1.2
June 25, 2023	0.7
June 30, 2024	0.0
Thereafter	0.0
Total future minimum rental payments	$ 7.3